Summary of Bank Loans and Acceptances (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of Banks loans and acceptances [Line Items]
Total Loans	$ 749,854	$ 729,012
Allowance for loan losses	6,239	6,390
Total loans and acceptances, net of allowance	762,593	742,672
Residential mortgages	275,029	268,340
Consumer installment and other personal	191,996	189,864
Credit card	31,441	30,738
Business and government	251,388	240,070
Customers' liability under acceptances	17,346	18,448
Loans at FVOCI	1,632	1,602
Loans and acceptances [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	768,832	749,062
Allowance for loan losses [member]
Disclosure of Banks loans and acceptances [Line Items]
Allowance for loan losses	$ 6,239	$ 6,390